The Union Central Life Insurance Company
                             ("Union Central Life")

                                Carillon Account
                              ("Separate Account")

                                 Supplement to:

                                Advantage VA III
                          Prospectus Dated May 1, 2010
                    and Statement of Additional Information

                          Supplement Dated May 1, 2011


1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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
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                              FUND NAME                                                      INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                           Portfolio Type / Summary of Investment Objective
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                        The Alger Portfolios                                             Fred Alger Management, Inc.
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Alger Capital Appreciation Portfolio, Class I-2                          Long-term capital appreciation.
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Alger Mid Cap Growth Portfolio, Class I-2                                Long-term capital appreciation.
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                    American Century Investments                                American Century Investment Management, Inc.
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American Century VP Income & Growth Fund, Class I                        Capital growth; income is secondary.
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American Century VP International Fund, Class I                          Capital growth.
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American Century VP Mid Cap Value Fund, Class I                          Long-term capital growth; income is secondary.
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American Century VP Value Fund, Class I                                  Long-term capital growth; income is secondary.
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                  Calvert Variable Products, Inc.*                                   Calvert Investment Management, Inc.
                                                                              (Named Calvert Asset Management Company, Inc.
                                                                                             prior to 4/30/11)
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Calvert VP Barclays Capital Aggregate Bond Index Portfolio -             Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
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Calvert VP EAFE International Index Portfolio, Class I - World Asset     Index:  MSCI EAFE Index.
Management, Inc.
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Calvert VP Inflation Protected Plus Portfolio - Summit                   Current income.
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Calvert VP Nasdaq 100 Index Portfolio - Summit                           Index:  Nasdaq 100 Index.
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Calvert VP Natural Resources Portfolio - Summit                          Capital growth.
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - Summit      Index:  Russell 2000 Index.
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Calvert VP S&P 500 Index Portfolio - Summit                              Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit              Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser                 Long-term capital appreciation.
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                  Calvert Variable Series, Inc.*                                     Calvert Investment Management, Inc.
                                                                              (Named Calvert Asset Management Company, Inc.
                                                                                             prior to 4/30/11)
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Calvert VP Income Portfolio - No Subadviser                              Long-term income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset Management, Inc.     Long-term capital appreciation.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam        Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
(Calvert VP Balanced Index prior to merger 5/1/11)
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Calvert VP SRI Equity Portfolio - Atlanta Capital Management             Capital growth.
 Company, LLC
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Calvert VP SRI Strategic Portfolio -                                     Long-term capital appreciation; current income is
Thornburg Investment Management, Inc.                                    secondary.
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               Columbia Funds Variable Series Trust 2                           Columbia Management Investment Advisers, LLC
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Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2
(Seligman Smaller-Cap Value prior to merger 3/14/11, Seligman            Long-term capital appreciation.
Variable Portfolio - Smaller-Cap Value prior to 5/2/11)
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Columbia Variable Portfolio - Seligman Global Technology Fund,           Long-term capital appreciation.
Class 2 (Seligman Communications and Information prior to merger
3/14/11, Seligman Global Technology Portfolio prior to 5/2/11)
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                         DWS Variable Series I                                  Deutsche Investment Management Americas Inc.
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DWS Capital Growth VIP Portfolio, Class A                                Long-term growth of capital.
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                        DWS Variable Series II                                  Deutsche Investment Management Americas Inc.
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DWS Dreman Small Mid Cap Value VIP Portfolio, Class A - Dreman           Long-term capital appreciation.
Value Management, L.L.C.
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DWS Global Thematic VIP Portfolio, Class A - Global Thematic             Long-term capital growth.
Partners, LLC
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DWS Money Market VIP Portfolio, Class A                                  Money market, current income.
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
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                              FUND NAME                                                      INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                           Portfolio Type / Summary of Investment Objective
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               Fidelity(R) Variable Insurance Products                             Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 1,2,3           Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 1,2,3           Index:  S&P 500 Index.
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Fidelity(R) VIP High Income Portfolio, Service Class 2 1,2               Income and growth.
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Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 1,2,3                 Long-term growth.
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     Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
      Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; and (3) Fidelity Management &
                                                            Research (U.K.) Inc.
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         Franklin Templeton Variable Insurance Products Trust                        Templeton Global Advisors Limited
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Templeton Growth Securities Fund, Class 2                                Long-term capital growth.
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         Financial Investors Variable Insurance Trust (ALPS)                                ALPS Advisors, Inc.
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Ibbotson Balanced ETF Asset Allocation Portfolio, Class II - Ibbotson    Capital appreciation and some current income.
Associates, Inc. ("Ibbotson") (Calvert VP Lifestyle Moderate Portfolio
prior to merger 5/1/11)
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Ibbotson Growth ETF Asset Allocation Portfolio, Class II - Ibbotson      Capital appreciation.
(Calvert VP Lifestyle Aggressive Portfolio prior to merger 5/1/11)
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Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II -    Current income and capital appreciation.
Ibbotson (Calvert VP Lifestyle Conservative Portfolio prior to merger
5/1/11)
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                    AIM Variable Insurance Funds                                          Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco V.I. Basic Value Fund, Series I                                  Long-term growth of capital.
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Invesco V.I. Capital Appreciation Fund, Series I                         Long-term growth of capital.
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Invesco Van Kampen V.I. Equity and Income Fund, Series I                 Both capital appreciation and current income.
(Invesco V.I. Basic Balanced Fund prior to merger 5/2/11)
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Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset           Total return through growth of capital and current
Management Limited                                                       income.
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Invesco V.I. International Growth Fund, Series I                         Long-term growth of capital.
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                  MFS(R) Variable Insurance Trust                                 Massachusetts Financial Services Company
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MFS(R) High Income Series, Initial Class                                 Seeks total return with emphasis on high current
                                                                         income, but also considering capital appreciation.
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MFS(R) New Discovery Series, Initial Class                               Seeks capital appreciation.
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MFS(R) Research International Series, Initial Class                      Seeks capital appreciation.
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MFS(R) Total Return Series, Initial Class                                Seeks total return.
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MFS(R) Utilities Series, Initial Class                                   Seeks total return.
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              Neuberger Berman Advisers Management Trust                               Neuberger Berman Management LLC
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Neuberger Berman AMT Regency Portfolio, Class I                          Capital growth.
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                 Oppenheimer Variable Account Funds                                       OppenheimerFunds, Inc.
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Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares             Capital appreciation.
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Oppenheimer Global Securities Fund/VA, Non-Service Shares                Long-term capital appreciation.
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Oppenheimer Main Street(R) Fund/VA, Non-Service Shares                   Total return.
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                  PIMCO Variable Insurance Trust                                 Pacific Investment Management Company LLC
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PIMCO Total Return Portfolio, Administrative Class                       Seeks maximum total return.
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                 T. Rowe Price Equity Series, Inc.                                    T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                              Seeks Long-term capital growth.  Income is a secondary
                                                                         objective.
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                 Third Avenue Variable Series Trust                                     Third Avenue Management LLC
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Third Avenue Value Portfolio                                             Long-term capital appreciation.
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               The Universal Institutional Funds, Inc.                            Morgan Stanley Investment Management Inc.
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UIF Core Plus Fixed Income Portfolio, Class I                            Above-average total return over a market cycle of three
                                                                         to five years by investing primarily in a diversified
                                                                         portfolio of fixed income securities.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley          Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment              growth oriented equity securities of issuers in emerging
Management Limited                                                       market countries.
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UIF U.S. Real Estate Portfolio, Class I                                  Above-average current income and long-term capital
                                                                         appreciation by investing primarily in equity securities
                                                                         of companies in the U.S. real estate industry, including
                                                                         real estate investment trusts.
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* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI (R) Mutual Holding Company
(UNIFI (R)), the ultimate parent of Union Central Life.  Also, Calvert Investment Distributors, Inc. (named Calvert Distributors,
Inc. prior to 4/30/11), an indirect subsidiary of UNIFI (R), is the underwriter for these funds.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. In the Asset Allocation Program section of the prospectus, the reference to "AIC's Form ADV Part II" is deleted and replaced with "AIC's Form ADV
     Part 2A, Appendix 1."

4. In the prospectus and the Statement of Additional Information ("SAI"), references to our affiliate, Summit Investment Advisors, Inc., are revised to use the short cite "Summit."

5. In the Asset Allocation Program section of the prospectus and in the SAI, the name of our affiliate, which is the adviser of the Calvert Funds, is changed to Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to April 30, 2011). References to Calvert Investment Management, Inc. are revised to use the short cite "CIM."

6.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In the Asset Allocation Program Models section, the sentence "First, SIA performs an optimization analysis to determine the breakdown of asset classes." is deleted and replaced with the following:
               First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations.
     b. In the second paragraph of the Periodic Updates of the Models and Notices of Updates section, the sentence "This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing)." is deleted and replaced with the following:
               This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs.
     c. In the first paragraph on Potential Conflicts of Interest, the sentence "SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models." is deleted and replaced by the following:
               Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit consults with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-319-6902.